Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes	€ 1,023,477	€ 1,150,578	€ 1,648,635
Income tax provision based on company's domestic rate	(255,869)	(287,644)	(412,159)
Effects of tax rates in foreign jurisdictions	23,459	9,786	20,663
Adjustments in respect of tax exempt income	29,430	23,532	19,134
Adjustments in respect of tax incentives	120,751	143,160	180,096
Adjustments in respect of prior years' current taxes	5,155	18,275	9,097
Adjustments in respect of prior years' deferred taxes	16,164
Movements in the liability for unrecognized tax benefits	(7,588)	95,465	6,634
Adjustment in respect of non-taxable pre-existing relationship	67,730
Other credits and non-taxable items	(7,219)	(6,836)	(5,140)
Provision for income taxes	€ (7,987)	€ (4,262)	€ (181,675)
Income before income taxes (in percentage)	100.00%	100.00%	100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	25.00%	25.00%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	(2.30%)	(0.90%)	(1.30%)
Adjustments in respect of tax exempt income (in percentage)	(2.90%)	(2.00%)	(1.20%)
Adjustments in respect of tax incentives (in percentage)	(11.70%)	(12.40%)	(10.90%)
Adjustments in respect of prior years' current taxes (in percentage)	(0.50%)	(1.60%)	(0.60%)
Adjustments in respect of prior years' deferred taxes (in percentage)	(1.60%)
Movements in the liability for unrecognized tax benefits (in percentage)	0.70%	(8.30%)	(0.40%)
Adjustment in respect of non-taxable pre-existing relationship (in percentage)	(6.60%)
Other credits and non-taxable items (in percentage)	0.70%	0.60%	0.40%
Provision for income taxes (in percentage)	0.80%	0.40%	11.00%